Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (a)	Compensation Actually Paid to PEO (a) (b)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (a)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (a) (b)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income ($ in millions)	Adjusted EBITDA ($ in millions) (d)
					TSR (c)	Peer Group TSR (c)
2025	$10,824,228	$11,967,959	$5,058,557	$4,953,039	$63.55	$111.32	$(99)	$483
2024	10,547,393	11,310,973	5,104,685	5,475,219	62.00	106.24	319	876
2023	7,211,320	7,620,879	5,109,585	5,133,788	46.69	119.01	(279)	557	(e)
2022	9,637,706	7,306,572	4,933,712	4,561,798	51.76	65.05	2,701	956	(e)
2021	15,532,018	13,927,758	6,079,129	5,903,460	84.43	93.35	(326)	793	(e)

Company Selected Measure Name	(d)Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Ripley was the PEO for all of the years ended December 31, 2025, 2024, 2023, 2022, and 2021. Non-PEO named executive officers for the year ended December 31, 2025 were David Smith, Narinder Sahai, Lucy Rutishauser, Robert Weisbord, and Jason Smith; for the year ended December 31, 2024 were David Smith, Lucy Rutishauser, Robert Weisbord, and Jason Smith; and for the years ended December 31, 2023, 2022, and 2021 were David Smith, Lucy Rutishauser, Robert Weisbord, and David Gibber.
PEO Total Compensation Amount	$ 10,824,228	$ 10,547,393	$ 7,211,320	$ 9,637,706	$ 15,532,018
PEO Actually Paid Compensation Amount	$ 11,967,959	11,310,973	7,620,879	7,306,572	13,927,758
Adjustment To PEO Compensation, Footnote	The following table sets forth the amounts that are deducted from, and added to, the Summary Compensation Table total compensation to calculate the CAP, as determined in accordance with SEC rules, to the PEO and average CAP, as determined in accordance with SEC rules, to the Non-PEO named executive officers for the years ended December 31, 2025, 2024, 2023, 2022, and 2021:

	2025	2024	2023	2022	2021
PEO:
Summary Compensation Table total	$10,824,228	$10,547,393	$7,211,320	$9,637,706	$15,532,018
Stock and SAR awards: (1)
Less: Stock and SAR awards (as reported on the Summary Compensation Table)	(6,761,543)	(7,219,861)	(3,892,049)	(6,170,468)	(12,171,487)
Plus:
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year	8,274,286	2,425,245	1,811,984	1,687,222	4,831,800
The change in the fair value at the end of the year compared to the prior year for all awards granted in a prior year that were outstanding and unvested at the end of the year	(63,111)	177,173	—	(1,015,543)	(576,596)
The change in the fair value at the vesting date compared to the prior year for all awards granted in a prior year that vested in the current year	(305,901)	43,957	652,499	23,614	182,572
The fair value at the vesting date of all awards granted during the year that vested during the year	—	5,337,066	1,837,125	3,144,041	6,129,451
Compensation actually paid	$11,967,959	$11,310,973	$7,620,879	$7,306,572	$13,927,758

Average for non-PEO named executive officers:
Summary Compensation Table total	$5,058,557	$5,104,685	$5,109,585	$4,933,712	$6,079,129
Stock and SAR awards: (1)
Less: Stock and SAR awards (as reported on the Summary Compensation Table)	(2,485,235)	(2,615,651)	(1,917,747)	(2,527,341)	(3,875,088)
Plus:
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year	907,700	1,499,877	497,685	255,233	365,199
The change in the fair value at the end of the year compared to the prior year for all awards granted in a prior year that were outstanding and unvested at the end of the year	(29,816)	32,610	—	(140,778)	(105,714)
The change in the fair value at the vesting date compared to the prior year for all awards granted in a prior year that vested in the current year	(148,213)	11,089	65,708	12,507	29,088
The fair value at the vesting date of all awards granted during the year that vested during the year	1,650,046	1,442,609	1,378,557	2,028,465	3,410,846
Compensation actually paid	$4,953,039	$5,475,219	$5,133,788	$4,561,798	$5,903,460
(1) Includes restricted stock, restricted stock units, and SARs. SARs are valued using the Black-Scholes pricing model as of the date of grant. Adjustments have been made to the assumptions used on the date of grant, including expected years to exercise, expected volatility, annual dividend yield, and risk-free interest rate, to value the SARs on each of the measurement dates.

Non-PEO NEO Average Total Compensation Amount	$ 5,058,557	5,104,685	5,109,585	4,933,712	6,079,129
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,953,039	5,475,219	5,133,788	4,561,798	5,903,460
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth the amounts that are deducted from, and added to, the Summary Compensation Table total compensation to calculate the CAP, as determined in accordance with SEC rules, to the PEO and average CAP, as determined in accordance with SEC rules, to the Non-PEO named executive officers for the years ended December 31, 2025, 2024, 2023, 2022, and 2021:

	2025	2024	2023	2022	2021
PEO:
Summary Compensation Table total	$10,824,228	$10,547,393	$7,211,320	$9,637,706	$15,532,018
Stock and SAR awards: (1)
Less: Stock and SAR awards (as reported on the Summary Compensation Table)	(6,761,543)	(7,219,861)	(3,892,049)	(6,170,468)	(12,171,487)
Plus:
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year	8,274,286	2,425,245	1,811,984	1,687,222	4,831,800
The change in the fair value at the end of the year compared to the prior year for all awards granted in a prior year that were outstanding and unvested at the end of the year	(63,111)	177,173	—	(1,015,543)	(576,596)
The change in the fair value at the vesting date compared to the prior year for all awards granted in a prior year that vested in the current year	(305,901)	43,957	652,499	23,614	182,572
The fair value at the vesting date of all awards granted during the year that vested during the year	—	5,337,066	1,837,125	3,144,041	6,129,451
Compensation actually paid	$11,967,959	$11,310,973	$7,620,879	$7,306,572	$13,927,758

Average for non-PEO named executive officers:
Summary Compensation Table total	$5,058,557	$5,104,685	$5,109,585	$4,933,712	$6,079,129
Stock and SAR awards: (1)
Less: Stock and SAR awards (as reported on the Summary Compensation Table)	(2,485,235)	(2,615,651)	(1,917,747)	(2,527,341)	(3,875,088)
Plus:
The fair value at the end of the year for all awards granted during the year that were outstanding and unvested at the end of the year	907,700	1,499,877	497,685	255,233	365,199
The change in the fair value at the end of the year compared to the prior year for all awards granted in a prior year that were outstanding and unvested at the end of the year	(29,816)	32,610	—	(140,778)	(105,714)
The change in the fair value at the vesting date compared to the prior year for all awards granted in a prior year that vested in the current year	(148,213)	11,089	65,708	12,507	29,088
The fair value at the vesting date of all awards granted during the year that vested during the year	1,650,046	1,442,609	1,378,557	2,028,465	3,410,846
Compensation actually paid	$4,953,039	$5,475,219	$5,133,788	$4,561,798	$5,903,460
(1) Includes restricted stock, restricted stock units, and SARs. SARs are valued using the Black-Scholes pricing model as of the date of grant. Adjustments have been made to the assumptions used on the date of grant, including expected years to exercise, expected volatility, annual dividend yield, and risk-free interest rate, to value the SARs on each of the measurement dates.

Compensation Actually Paid vs. Total Shareholder Return	The following charts reflect the relationship between the CAP to our PEO and average CAP to our non-PEO named executive officers to our TSR (as well as a comparison of our TSR to our Peer Group TSR), our net (loss) income, and our Adjusted EBITDA for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021:

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	As discussed in Compensation Discussion and Analysis above, the primary objectives of our compensation program are to attract and retain the best available people while efficiently utilizing available resources, to enhance the executive officers’ overall performance, to align the long-term interests of our executive officers with those of our stockholders, to improve our overall business performance, and to reward individual performance. This is accomplished through a combination of base salary, long-term incentive compensation, and cash bonus designed to be competitive with comparable employers in the broadcast and media industry. The Compensation Committee considers both the Company’s overall performance and the individual’s performance when setting compensation levels. However, there are no set guidelines or policies outlining the weight of each, as the Compensation Committee assesses each factor at its discretion. The following table presents the financial performance measures that the Company determined were the most important financial performance measures used to link CAP to the Company’s PEO and non-PEO named executive officers to Company performance for the year ended December 31, 2025:

Performance Measures
Adjusted EBITDA
Unlevered Adjusted FCF
Absolute Stock Price Change
RTSR Change

Total Shareholder Return Amount	$ 63.55	62.00	46.69	51.76	84.43
Peer Group Total Shareholder Return Amount	111.32	106.24	119.01	65.05	93.35
Net Income (Loss)	$ (99,000,000)	$ 319,000,000	$ (279,000,000)	$ 2,701,000,000	$ (326,000,000)
Company Selected Measure Amount	483	876	557	956	793
PEO Name	(a)Mr. Ripley
Additional 402(v) Disclosure	TSR assumes that an investment of $100 was made in our Class A Common Stock and in each peer group at the beginning of each period for which a return is indicated and that all dividends were reinvested and is measured by dividing total dividends (assuming dividend reinvestment) plus share price change between the beginning and end of the measurement period by the share price at the beginning of the measurement period. The Peer Group is defined as the peer group as set by the Compensation Committee. For a list of companies included in the 2025 Peer Group (the “2025 Peer Group”), see Compensation Discussion and Analysis - Compensation Process above; for a list of companies included in the 2024 and 2023 Peer Group (the “2024 Peer Group”), see Compensation Discussion and Analysis - Compensation Process in the Company’s 2024 proxy statement on Schedule 14A filed with the SEC on April 25, 2025; and for a list of companies included in the 2022 and 2021 Peer Group (the “2022 Peer Group”), see Compensation Discussion and Analysis - Compensation Process, in the Company’s 2022 proxy statement on Schedule 14A filed with the SEC on April 5, 2023. The TSR as of December 31, 2025 of the 2025 Peer Group and the 2024 Peer Group was $111.32 and $154.36, respectively.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure that management and the Board use to evaluate the Company’s operating performance and for certain executive compensation purposes. Adjusted EBITDA is defined as earnings before interest, tax, depreciation and amortization, and non-recurring and unusual transaction, implementation, legal, regulatory and other costs, as well as certain non-cash items such as stock-based compensation expense and other gains and losses less amortization of program costs.
(e)Adjusted EBITDA for the years ended December 31, 2023, 2022, and 2021 has been reclassified to conform with a definitional change due to a routine SEC comment process.

Measure:: 2
Pay vs Performance Disclosure
Name	Unlevered Adjusted FCF
Measure:: 3
Pay vs Performance Disclosure
Name	Absolute Stock Price Change
Measure:: 4
Pay vs Performance Disclosure
Name	RTSR Change
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,761,543)	$ (7,219,861)	$ (3,892,049)	$ (6,170,468)	$ (12,171,487)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,274,286	2,425,245	1,811,984	1,687,222	4,831,800
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(63,111)	177,173	0	(1,015,543)	(576,596)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	5,337,066	1,837,125	3,144,041	6,129,451
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(305,901)	43,957	652,499	23,614	182,572
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,485,235)	(2,615,651)	(1,917,747)	(2,527,341)	(3,875,088)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	907,700	1,499,877	497,685	255,233	365,199
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,816)	32,610	0	(140,778)	(105,714)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,650,046	1,442,609	1,378,557	2,028,465	3,410,846
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (148,213)	$ 11,089	$ 65,708	$ 12,507	$ 29,088